Form N-1A Cover	Feb. 26, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 26, 2026
Prospectus Date	Feb. 27, 2026